Other financial assets - Investment in equity securities (Details) - Voltalis - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other financial assets [Line Items]
Percentage of acquired	12.38%	12.38%
Total share capital	€ 16,557	€ 31,389
Fair value gain recognized	€ (14,832)